Document and Entity Information	Oct. 29, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000814453
Document Type	8-K
Document Period End Date	Oct. 29, 2024
Entity Registrant Name	NEWELL BRANDS INC.
Entity Incorporation State Country Code	DE
Entity File Number	1-9608
Entity Tax Identification Number	36-3514169
Entity Address, Address Line One	6655 Peachtree Dunwoody Road
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30328
City Area Code	(770)
Local Phone Number	418-7000
Security 12b Title	Common stock, $1 par value per share
Trading Symbol	NWL
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false